S-K 1602, SPAC Registered Offerings	Mar. 02, 2026 USD ($)
Spac Offering Forepart Line Items
SPAC Offering Forepart, De-SPAC Consummation Timeframe	21 months
SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]	If we are unable to complete our initial business combination within 21 months from the closing of this offering, we will redeem 100% of the public shares at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned on the funds held in the trust account and not previously released to us pursuant to permitted withdrawals (less up to $100,000 of interest to pay liquidation and dissolution expenses), divided by the number of then outstanding public shares, subject to applicable law and as further described herein.
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]

As of December 31, 2025
Offering Price of $10.00	25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		Maximum Redemption
NTBV	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price
Assuming Full Exercise of Over-Allotment Option
$7.30	$6.70	$3.30	$5.77	$4.23	$4.10	$5.90	$0.25	$9.75
Assuming No Exercise of Over-Allotment Option
$7.28	$6.68	$3.32	$5.74	$4.26	$4.08	$5.92	$0.26	$9.74

SPAC Offering Forepart, Actual or Material Conflict of Interest [Flag]	true
Spac Offering Prospectus Summary Line Items
SPAC Registered Offering Prospectus Summary, Identify and Evaluate Potential Business Combination Candidates, Manner [Text Block]

Business Strategy

Our strategy is to identify and complete a business combination with a fintech or technology-enabled financial services company in Asia-Pacific markets (excluding Mainland China, Hong Kong, and Macau) that leverages cutting-edge technologies to drive growth and innovation. We will seek to capitalize on our team’s extensive industry knowledge, deal-sourcing capabilities, and deep relationships to build a robust pipeline of potential targets.

Competitive Strengths

Our competitive strengths include the following:

●	Industry Expertise and Proprietary Networks
●	Proven Investment and Deal-Sourcing Track Record
●	Sophisticated Transaction Execution Capabilities
●	Strategic Value Creation and Post-Merger Support

Our Target Market Opportunities

We will not undertake our initial business combination with any entity based in or with its principal business operations in Mainland China, Hong Kong or Macau. We intend to pursue fintech or technology-enabled financial service companies that are well-positioned to capitalize on favorable macroeconomic, technological, digitization, and policy trends in Asia-Pacific, including:

● Macroeconomic: rising disposable income, personal savings and consumption expenditures driven by rapid urbanization, growing middle-class populations, and increasing education levels across Asia-Pacific markets;

● Technological Advancements: the rapid development and sophistication of financial technologies, including AI, blockchain, and big data analytics, are accelerating transformation across the financial services industry, enabling innovative business models and enhanced customer experiences;

● Digitalization: the surge in mobile internet users, with increasing smartphone penetration and shifting consumer behaviors toward digital platforms are driving demand for digital banking, payments, and wealth management solutions; and

● Supportive Policy Environment: progressive regulatory frameworks that support inclusive finance and technological innovation.

While we have not narrowed our focus to specific fintech verticals, we believe the following areas represent particularly attractive opportunities:

● Digital Payments and Remittances: The growth of mobile payment platforms and cross-border remittance solutions, driven by increasing smartphone adoption and demand for low-cost, efficient transaction methods.

● Insurtech: Technology-driven insurance solutions that enhance underwriting, claims processing, product distribution and customer engagement through data analytics and automation.

● Decentralized Finance (DeFi): Blockchain-based platforms that provide innovative financial services, such as lending and asset management, with growing adoption in the Asian market.

● Alternative Credit and Embedded Finance: Technology-enabled platforms that utilize artificial intelligence, big data, and alternative data sources to expand credit access, including embedded lending, leasing solutions that support underbanked and emerging consumer markets.

● Wealthtech and Asset Management Platforms: Digital wealth management, robo-advisory, and alternative investment solutions tailored to the needs of Asia-Pacific’s expanding middle class and technology-savvy investor base.

● Blockchain and Digital Assets: Selective opportunities in blockchain-enabled infrastructure, tokenization, and regulated digital asset ecosystems that can complement traditional financial services.

Business Combination Criteria

Consistent with our business strategy, we have identified the following general criteria and guidelines that we believe are important in evaluating prospective target businesses. We intend to use these criteria and guidelines in evaluating initial business combination opportunities, but we may decide to enter into our initial business combination with target business or businesses that do not meet any or all of these criteria and guidelines.

●	Focus on fintech or technology-enabled financial service sectors
●	Targets positioned to leverage favorable Asia-Pacific market trends
●	Large addressable market with strong growth prospects
●	Opportunities to enhance value through active ownership
●	Experienced and visionary management teams
●	Capital market access and governance benefits

SPAC Will Solicit Shareholder Approval for De-SPAC Transaction [Flag]	true
SPAC, Trust or Escrow Account, Material Terms [Text Block]	The rules of NASDAQ provide that at least 90% of the gross proceeds from this offering and the sale of the private units be deposited in a trust account. Of the net proceeds of this offering and the sale of the private units, $100,000,000 or $115,000,000 if the underwriters’ over-allotment option is exercised in full ($10.00 per unit in either case) will be placed into a U.S.-based trust account with Continental Stock Transfer & Trust Company, acting as trustee.Except with respect to interest earned on the funds held in the trust account that may be released to us pursuant to permitted withdrawals, the proceeds from this offering and the sale of the private units that are deposited in the trust account will not be released from the trust account until the earliest of (a) the completion of our initial business combination, (b) the redemption of any public shares properly submitted in connection with a shareholder vote to approve certain amendments to our amended and restated memorandum and articles of association (i) to delay or modify the substance or timing of our obligation to allow redemption in connection with our initial business combination or to redeem 100% of our public shares if we do not complete our initial business combination within 21 months from the closing of this offering or (ii) with respect to any other provision relating to shareholders’ rights or pre-initial business combination activity and (c) the redemption of our public shares if we are unable to complete our initial business combination within 21 months from the closing of this offering, subject to applicable law. The proceeds deposited in the trust account could become subject to the claims of our creditors, if any, which could have priority over the claims of our public shareholders.
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Amount	$ 103,500,000
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Percent	90.00%
SPAC, Securities Offered, Material Terms [Text Block]	10,000,000 units, at $10.00 per unit (or 11,500,000 units if the underwriters’ option to purchase additional units is exercised in full), each unit consisting of:one Class A ordinary share; andone right entitling the holder thereof to receive one-tenth (1/10th) of one Class A ordinary share upon the consummation of an initial business combination, as described in more detail in this prospectus.
SPAC, Securities Offered, Redemption Rights [Text Block]

Redemption Rights for Public Shareholders upon Completion of our Initial Business Combination

We will provide our public shareholders with the opportunity to redeem all or a portion of their Class A ordinary shares upon the completion of our initial business combination at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account as of two business days prior to the consummation of the initial business combination including interest earned on the funds held in the trust account and not previously released to us pursuant to permitted withdrawals, divided by the number of then outstanding public shares, subject to the limitations described herein. The amount in the trust account is initially anticipated to be approximately $10.00 per public share. Our initial shareholders have entered into a letter agreement with us, pursuant to which they have agreed to waive their redemption rights with respect to any founder shares, private shares and any public shares held by them in connection with the completion of our initial business combination.

Manner of Conducting Redemptions

We will provide our public shareholders with the opportunity to redeem all or a portion of their Class A ordinary shares upon the completion of our initial business combination either (i) in connection with a general meeting called to approve the business combination or (ii) by means of a tender offer. The decision as to whether we will seek shareholder approval of a proposed business combination or conduct a tender offer will be made by us, solely in our discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would require us to seek shareholder approval under the law or stock exchange listing requirement. Asset acquisitions and stock purchases would not typically require shareholder approval while direct mergers with our company and any transactions where we issue more than 20% of our outstanding ordinary shares or seek to amend our amended and restated memorandum and articles of association would require shareholder approval. If we structure a business combination transaction with a target company in a manner that requires shareholder approval, we will not have discretion as to whether to seek a shareholder vote to approve the proposed business combination.

If a shareholder vote is not required and we do not decide to hold a shareholder vote for business or other legal reasons, we will, pursuant to our amended and restated memorandum and articles of association:

●	conduct the redemptions pursuant to Rule 13e-4 and Regulation 14E under the Exchange Act, which regulate issuer tender offers, and

●	file tender offer documents with the SEC prior to completing our initial business combination which contain substantially the same financial and other information about the initial business combination and the redemption rights as is required under Regulation 14A under the Exchange Act, which regulates the solicitation of proxies.

In the event that we conduct redemptions pursuant to the tender offer rules, our offer to redeem will remain open for at least 20 business days, in accordance with Rule 14e-1(a) under the Exchange Act, and we will not be permitted to complete our initial business combination until the expiration of the tender offer period. If public shareholders tender more shares than we have offered to purchase, we will withdraw the tender offer and not complete the initial business combination.

If, however, shareholder approval of the transaction is required by law or stock exchange listing requirement, or we decide to obtain shareholder approval for business or other legal reasons, we will, pursuant to our amended and restated memorandum and articles of association:

●	conduct the redemptions in conjunction with a proxy solicitation pursuant to Regulation 14A under the Exchange Act, which regulates the solicitation of proxies, and not pursuant to the tender offer rules, and

●	file proxy materials with the SEC.

In the event that we seek shareholder approval of our initial business combination, we will distribute proxy materials and, in connection therewith, provide our public shareholders with the redemption rights described above upon completion of the initial business combination.

If we seek shareholder approval, we will complete our initial business combination only if we obtain the approval of an ordinary resolution under Cayman Islands law, which requires the affirmative vote of a majority of the shareholders who hold the outstanding ordinary shares and who attend and vote in favor of the business combination, at a general meeting of our company, unless a greater vote is required under our amended and restated memorandum and articles of association or Cayman Islands law (such as, without limitation, for statutory mergers and transfers by way of continuation to other jurisdictions). A quorum for such meeting will consist of the holders present in person or by proxy of issued and outstanding shares of the company representing a simple majority of the voting power of all issued and outstanding ordinary shares of the company entitled to vote at such meeting. Our initial shareholders will count toward this quorum and have agreed to vote their founder shares, private shares and any public shares purchased during or after this offering in favor of our initial business combination. For purposes of seeking approval of an ordinary resolution under Cayman Islands law, which requires the affirmative vote of a majority of the shareholders who attend and vote at a general meeting of the company, abstentions and broker non-votes will have no effect on the approval of our initial business combination once a quorum is obtained. As a result, in addition to our initial shareholders’ founder shares and private shares, (i) we would need 3,058,335 or 30.58%, of the 10,000,000 public shares sold in this offering to be voted in favor of an initial business combination in order to have our initial business combination approved (assuming all outstanding shares are voted, including the EBC founder shares and EBC’s private shares, the EBC founder shares and private shares are voted in favor of the proposed initial business combination (although the holders are not required to do so) and the over-allotment option is not exercised), or (ii) we would not need public shareholders to vote assuming that only the minimum number of shares representing a quorum are voted, the EBC founder shares are voted in favor of the proposed initial business combination (although the holders are not required to do so) and the over-allotment option is not exercised). We will give at least 20 days prior written notice of any such meeting, if required, at which a vote shall be taken to approve our initial business combination.

These quorums and voting thresholds, and the voting agreements of our initial shareholders, may make it more likely that we will consummate our initial business combination. Each public shareholder may elect to redeem its public shares irrespective of whether it votes for or against the proposed transaction, and irrespective of whether it does not vote or abstains from voting its shares.

In the event the aggregate cash consideration we would be required to pay for all Class A ordinary shares that are validly submitted for redemption plus any amount required to satisfy cash conditions pursuant to the terms of the proposed business combination exceed the aggregate amount of cash available to us, we will not complete the business combination or redeem any shares, and all Class A ordinary shares submitted for redemption will be returned to the holders thereof.

De-SPAC Consummation Timeframe, How Extended [Text Block]	Should we seek to obtain additional financing to complete our initial business combination, either because the transaction requires more cash than is available from the proceeds held in our trust account or because we become obligated to redeem a significant number of our public shares upon completion of the business combination, we may issue additional securities or incur debt in connection with such business combination.
De-SPAC Consummation Timeframe, Limitations on Extensions [Text Block]	There is no limitation on our ability to raise funds through the issuance of equity or equity-linked securities or through loans, advances or other indebtedness in connection with our initial business combination, including pursuant to forward purchase agreements or backstop agreements we may enter into following consummation of this offering.
SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]	Our officers and directors have agreed to offer all suitable business combination opportunities to us before any other person or company until we enter into a definitive agreement with respect to a business combination, subject to any pre-existing contractual or fiduciary obligations they may have. As described in “Management — Conflicts of Interest,” and “Risk Factors,” certain of our directors and officers presently have fiduciary or contractual obligations to other entities pursuant to which such officer or director is required to present a business combination opportunity to such entity. Accordingly, if any of our directors or officers becomes aware of a business combination opportunity that is suitable for an entity to which he or she has pre-existing fiduciary or contractual obligations, he or she may need to honor these fiduciary or contractual obligations to present such business combination opportunity to such entity, or in the case of a non-compete restriction, may not present such opportunity to us at all, subject to his or her fiduciary duties under Cayman Islands law.Our amended and restated memorandum and articles of association provide that, to the fullest extent permitted by applicable law: (i) no individual serving as a director or an officer shall have any duty, except and to the extent expressly assumed by contract, to refrain from engaging directly or indirectly in the same or similar business activities or lines of business as us; and (ii) we renounce any interest or expectancy in, or in being offered an opportunity to participate in, any potential transaction or matter which (a) may be a corporate opportunity for any director or officer, on the one hand, and us, on the other, or (b) the presentation of which would breach an existing legal obligation of a director or officer to any other entity.In addition, our sponsor, members of our management team and our board of directors will directly or indirectly own founder shares and/or private units following this offering, as set forth in “Principal Shareholders,” and, accordingly, may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination, including the fact that they may lose their entire investment in us if our initial business combination is not completed, except to the extent they receive liquidating distributions from assets outside the trust account.Upon the closing of this offering, our sponsor and management team will have invested in us an aggregate of $2,525,000, comprised of the $25,000 purchase price for the founder shares (or approximately $0.007 per share) and the $2,500,000 purchase price for the private units. Accordingly, our management team may be more willing to pursue a business combination with a riskier or less-established target business than would be the case if our sponsor had paid the same per share price for the founder shares as our public shareholders paid for their public shares in this offering, as our sponsor and members of our management team would likely not receive any financial benefit unless we consummated such business combination. These interests of our executive officers and directors may affect the consideration paid, terms, conditions and timing relating to a business combination in a way that conflicts with the interests of our public shareholders.Additionally, the personal and financial interests of our directors and executive officers may influence their motivation in timely identifying and pursuing an initial business combination or completing our initial business combination. We will also reimburse AfterNext Capital Management Limited, the manager of our sponsor, or an affiliate thereof $10,000 per month for office space and administrative services made available to us, each as described elsewhere in this prospectus. See “— The Offering — Our Sponsor” above for further discussion on our sponsor’s and our affiliates’ shares and compensation.
Spac Offering Dilution Line Items
SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]

The following tables illustrate the dilution to the public shareholders on a per-share basis, assuming no value is attributed to the rights included in the public units or the private units:

Full exercise of over-allotment option	No Redemption	25% of Maximum Redemptions	50% of Maximum Redemptions	75% of Maximum Redemptions	Maximum Redemptions
Public offering price	$10.00	$10.00	$10.00	$10.00	$10.00
Net tangible book value before this offering	(0.06)	(0.06)	(0.06)	(0.06)	(0.06)
Increase attributable to public shareholders and sale of the private rights	7.36	6.76	5.83	4.16	0.31
Pro forma net tangible book value after this offering	7.30	6.70	5.77	4.10	0.25
Dilution to public shareholders	$2.70	$3.30	$4.23	$5.90	$9.75
Percentage of dilution to public shareholders	27.00%	33.00%	42.30%	59.00%	97.50%

No exercise of over-allotment option	No Redemption	25% of Maximum Redemptions	50% of Maximum Redemptions	75% of Maximum Redemptions	Maximum Redemptions
Public offering price	$10.00	$10.00	$10.00	$10.00	$10.00
Net tangible book value before this offering	(0.07)	(0.07)	(0.07)	(0.07)	(0.07)
Increase attributable to public shareholders and sale of the private rights	7.35	6.75	5.81	4.15	0.33
Pro forma net tangible book value after this offering	7.28	6.68	5.74	4.08	0.26
Dilution to public shareholders	$2.72	$3.32	$4.26	$5.92	$9.74
Percentage of dilution to public shareholders	27.20%	33.20%	42.60%	59.20%	97.40%

For purposes of presentation, we have reduced our pro forma net tangible book value after this offering (assuming no exercise of the underwriters’ over-allotment option) by $100,000,000 because holders of up to 100% of our public shares may redeem their shares for a pro rata share of the aggregate amount then on deposit in the trust account at a per share redemption price equal to the amount in the trust account as set forth in our tender offer or proxy materials (initially anticipated to be the aggregate amount held in trust two days prior to the commencement of our tender offer or shareholders meeting, including interest earned on the funds held in the trust account and not previously released to us pursuant to permitted withdrawals), divided by the number of ordinary shares sold in this offering.

	No Redemptions		25% of Maximum Redemptions		50% of Maximum Redemptions		75% of Maximum Redemptions		Maximum Redemptions
	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment
Numerator:
Net tangible book deficit before this offering	$(240,861)	$(240,861)	$(240,861)	$(240,861)	$(240,861)	$(240,861)	$(240,861)	$(240,861)	$(240,861)	$(240,861)
Net proceeds from this offering and the sale of the private placement units	100,900,000	115,900,000	100,900,000	115,900,000	100,900,000	115,900,000	100,900,000	115,900,000	100,900,000	115,900,000
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value	461,995	461,995	461,995	461,995	461,995	461,995	461,995	461,995	461,995	461,995
Over-allotment liability	(94,400)	—	(94,400)	—	(94,400)	—	(94,400)	—	(94,400)	—
Less: Amounts paid for redemptions	—	—	(25,000,000)	(28,750,000)	(50,000,000)	(57,500,000)	(75,000,000)	(86,250,000)	(100,000,000)	(115,000,000)
	$101,026,734	$116,121,134	$76,026,734	$87,371,134	$51,026,734	$58,621,134	$26,026,734	$29,871,134	$1,026,734	$1,121,134

Denominator:
Ordinary shares outstanding prior to this offering	3,833,333	3,833,333	3,833,333	3,833,333	3,833,333	3,833,333	3,833,333	3,833,333	3,833,333	3,833,333
Ordinary shares forfeited if over-allotment is not exercised	(500,000)	—	(500,000)	—	(500,000)	—	(500,000)	—	(500,000)	—
EBC founder shares	200,000	200,000	200,000	200,000	200,000	200,000	200,000	200,000	200,000	200,000
Ordinary shares offered and sale of private placement units	10,000,000	11,500,000	10,000,000	11,500,000	10,000,000	11,500,000	10,000,000	11,500,000	10,000,000	11,500,000
Private placement units	350,000	380,000	350,000	380,000	350,000	380,000	350,000	380,000	350,000	380,000
Less: Ordinary shares redeemed	—	—	(2,500,000)	(2,875,000)	(5,000,000)	(5,750,000)	(7,500,000)	(8,625,000)	(10,000,000)	(11,500,000)
	13,883,333	15,913,333	11,383,333	13,038,333	8,883,333	10,163,333	6,383,333	7,288,333	3,883,333	4,413,333